Realty Income ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.10%
FTSE NAREIT ALL EQUITY REITS INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.92%	3.29%	5.83%
MSCI US REIT INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.75%	4.31%	5.66%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.41%	4.38%	5.36%
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.60%	1.90%	3.14%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.54%	2.77%	3.50%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the FTSE NAREIT All Equity REITs Index to the S&P 500 Index.